Summary of financial information of joint venture (Details)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Defined Benefit Plan Disclosure [Line Items]
Current assets	$ 3,538,000			$ 4,501,000	$ 8,188,000
Non-current assets	2,173,000			2,764,000	896,000
TOTAL ASSETS	5,711,000			7,265,000	9,084,000
Current liabilities	3,921,000			4,988,000	5,125,000
Non-current liabilities	16,000			20,000	91,000
TOTAL LIABILITIES	3,937,000			5,008,000	5,216,000
Joint venture's equity	1,774,000		$ 3,120,000	2,257,000	3,868,000	$ (7,422,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,711,000			7,265,000	9,084,000
Revenue	4,519,000	$ 5,748,000	4,376,000
Loss for the year	(3,783,000)	(4,812,000)	(13,542,000)
Joint Venture [Member]
Defined Benefit Plan Disclosure [Line Items]
Current assets	9,023,000			11,476,000	462,000
Non-current assets	5,877,000			7,475,000	7,945,000
TOTAL ASSETS	14,900,000			18,951,000	8,407,000
Current liabilities	15,525,000			19,746,000	2,846,000
Non-current liabilities					6,002,000
TOTAL LIABILITIES	15,525,000			19,746,000	8,848,000
Joint venture's equity	(625,000)			(795,000)	(441,000)
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	14,900,000			$ 18,951,000	$ 8,407,000
Revenue	638,000	812,000	173,000
Cost of revenue	(768,000)	(977,000)	(158,000)
Gross profit	(130,000)	(165,000)	15,000
Loss for the year	$ (278,000)	$ (353,000)	$ (175,000)